Disclosures on financial instruments	12 Months Ended
Mar. 31, 2020
Text block [abstract]
Disclosures on financial instruments
39.	Disclosures on financial instruments
This section gives an overview of the significance of financial instruments for the Company and provides additional information on balance sheet items that contain financial instruments.
The details of significant accounting policies, including the criteria for recognition, the basis of measurement and the basis on which income and expenses are recognized, in respect of each class of financial asset, financial liability and equity instrument are disclosed in note 2 to the consolidated financial statements.

(a)	Financial assets and liabilities
The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2020.

Financial assets	Cash and other financial assets at amortized cost		Financial assets as fair value		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	184,678.0	Rs.	—	Rs.	—	Rs.	—	Rs.	184,678.0	Rs.	184,678.0	US$	2,440.7	US$	2,440.7
Short-term deposits		148,294.8		—		—		—		148,294.8		148,294.8		1,959.9		1,959.9
Finance receivables		273,592.8		37,197.90		—		—		310,790.7		306,014.4		4,107.5		4,044.3
Trade receivables		111,726.9		—		—		—		111,726.9		111,726.9		1,476.6		1,476.6
Other investments – non-current		—		10,280.50		—		—		10,280.5		10,280.5		135.9		135.9
Other investments – current		93,546.0		15,069.30		—		—		108,615.3		108,615.3		1,435.5		1,435.5
Other financial assets:
- current		35,601.2		—		15,667.6		8,245.4		59,514.2		59,514.2		786.5		786.5
- non-current		32,411.9		—		3,890.8		19,020.8		55,323.5		55,323.5		731.1		731.1

Total	Rs.	879,851.6	Rs.	62,547.70	Rs.	19,558.4	Rs.	27,266.2	Rs.	989,223.9	Rs.	984,447.6	US$	13,073.7	US$	13,010.5

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	705,671.9	Rs.	705,671.9	Rs.	705,671.9	US$	9,326.1	US$	9,326.1
Acceptances		—		—		27,713.3		27,713.3		27,713.3		366.3		366.3
Short-term debt (excluding current portion of long-term debt)		—		—		163,624.8		163,624.8		163,624.8		2,162.6		2,162.6
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		1,024,372.3		1,024,372.3		929,535.9		13,538.2		12,284.9
Other financial liabilities:
- current		19,262.8		23,543.1		70,047.3		112,853.2		112,853.2		1,491.4		1,491.4
- non-current		5,879.6		26,679.2		57,655.4		90,214.2		92,321.6		1,192.2		1,220.1

Total	Rs.	25,142.4	Rs.	50,222.3	Rs.	2,049,085.0	Rs.	2,124,449.7	Rs.	2,031,720.7	US$	28,076.8	US$	26,851.4

Note:
Includes Rs.83,339.3 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs.4,220.3 million on account of fair value changes attributable to the hedged interest rate risk.

The following table presents the carrying amounts and fair value of each category of financial assets and liabilities as at March 31, 2019.

Financial assets	Cash and other financial assets at amortized cost		Financial assets as fair value		Derivatives other than in hedging relationship		Derivatives in hedging relationship		Total carrying value		Total fair value
	(In millions)
Cash and cash equivalents	Rs.	215,598.0	Rs.	—	Rs.	—	Rs.	—	Rs.	215,598.0	Rs.	215,598.0
Short-term deposits		105,742.1		—		—		—		105,742.1		105,742.1
Finance receivables		336,246.9		—		—		—		336,246.9		334,290.5
Trade receivables		189,961.7		—		—		—		189,961.7		189,961.7
Other investments – non-current		38.8		14,936.3		—		—		14,975.1		14,975.1
Other investments – current		77,455.1		11,928.2		—		—		89,383.3		89,383.3
Other financial assets:
- current		37,615.3		—		2,840.2		9,515.2		49,970.7		49,970.7
- non-current		23,054.6		—		5,219.4		3,892.0		32,166.0		32,166.0

Total	Rs.	985,712.5	Rs.	26,864.5	Rs.	8,059.6	Rs.	13,407.2	Rs.	1,034,043.8	Rs.	1,032,087.4

Financial liabilities	Derivatives other than in hedging relationship		Derivatives in hedging relationship		Other financial liabilities		Total carrying value		Total fair value
	(In millions)
Accounts payable	Rs.	—	Rs.	—	Rs.	759,681.7	Rs.	759,681.7	Rs.	759,681.7
Acceptances		—		—		31,771.2		31,771.2		31,771.2
Short-term debt (excluding current portion of long-term debt)		—		—		201,502.6		201,502.6		201,502.6
Long-term debt (including current portion of long-term debt) (refer note below)		—		—		858,408.1		858,408.1		827,757.5
Other financial liabilities:
- current		8,853.9		38,571.4		56,243.9		103,669.2		103,669.2
- non-current		1,959.0		24,665.4		2,864.4		29,488.8		29,488.8

Total	Rs.	10,812.9	Rs.	63,236.8	Rs.	1,910,471.9	Rs.	1,984,521.6	Rs.	1,953,871.0

1	Includes USD denominated bonds designated as cash flow hedges against forecasted USD revenue amounting to Rs.69,148.8 million (USD 1000 million).
2
Includes Rs.34,585.5 million designated as hedged item in fair value hedge relationship. This includes a loss of Rs.445.6 million on account of fair value changes attributable to the hedged interest rate risk.

The following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Level 1 to Level 3, as described below.
Quoted prices in an active market (Level 1): This level of hierarchy includes financial assets that are measured by reference to quoted prices (unadjusted) in active markets for identical assets or liabilities. This category consists quoted equity shares, quoted corporate debt instruments and mutual fund investments.
Valuation techniques with observable inputs (Level 2): This level of hierarchy includes financial assets and liabilities, measured using inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e., as prices) or indirectly (i.e., derived from prices). This level of hierarchy includes Company’s over-the-counter
(OTC) derivative contracts. Fair values of forward derivatives and commodity swap contracts are estimated by discounting expected future contractual cash flows using prevailing market interest rate curves. Option contracts are fair valued using standard options pricing methodology, based on prevailing market interest rates and volatality.
Valuation techniques with significant unobservable inputs (Level 3): This level of hierarchy includes financial assets and liabilities measured using inputs that are not based on observable market data (unobservable inputs). Fair values are determined in whole or in part, using a valuation model based on assumptions that are neither supported by prices from observable current market transactions in the same instrument nor based on available market data. The main items in this category are unquoted available-for-sale financial assets, measured at fair value.

	As at March 31, 2020
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	18,234.0	Rs.	—	Rs.	7,115.8	Rs.	25,349.8
Derivative assets		—		46,824.6		—		46,824.6
Finance receivables		—				37,197.9		37,197.9

Total	Rs.	18,234.0	Rs.	46,824.6	Rs.	44,313.7	Rs.	109,372.3

	US$	241.0	US$	618.9	US$	585.7	US$	1,445.6

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	75,364.7	Rs.	—	Rs.	75,364.7

Total	Rs.	—	Rs.	75,364.7	Rs.	—	Rs.	75,364.7

	US$	—	US$	995.9	US$	—	US$	995.9

Reconciliation of financial assets measured at fair value using significant unobservable inputs (Level 3)	As at March 31, 2020
Balance at the beginning	7,382.6
Originated or purchased during the period	39,470.3
Interest accrued on FVOCI Loans	272.9
Proceeds during the period	(2,831.0)
Loan loss provision recognized	(168.9)
Fair value changes recognized through OCI	1,333.2
Fair value changes recognized through P& L	(1,215.9)
Foreign exchange translation difference	70.5

Balance at the end	44,313.7

Note:
The Company has recognized mark to market gain / (loss) of Rs. 41.5 million in the income statement and Rs. 669.4 million in the statement of other comprehensive income for the year ended March 31, 2019.

	As at March 31, 2019
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets measured at fair value
Investments	Rs.	19,481.9	Rs.	—	Rs.	7,382.6	Rs.	26,864.5
Derivative assets		—		21,466.8		—		21,466.8

Total	Rs.	19,481.9	Rs.	21,466.8	Rs.	7,382.6	Rs.	48,331.3

	US$	281.7	US$	310.5	US$	106.8	US$	698.9

Financial liabilities measured at fair value
Derivative liabilities	Rs.	—	Rs.	74,049.7	Rs.	—	Rs.	74,049.7

Total	Rs.	—	Rs.	74,049.7	Rs.	—	Rs.	74,049.7

	US$	—	US$	1,070.7	US$	—	US$	1,070.7

There have been no transfers between level 1 and level 2 for the year
 ended March 31, 2020 and 2019.

The following table provides an analysis of fair value of financial instruments that are not measured at fair value on recurring basis, grouped into Level 1 to Level 3 categories:

	As at March 31, 2020
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		268,816.5		268,816.5
Other investments		93,546.0		—		—		93,546.0

Total	Rs.	93,546.0	Rs.	—	Rs.	268,816.5	Rs.	362,362.5

	US$	1,236.3	US$	—	US$	3,552.7	US$	4,789.0

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		163,624.8		—		163,624.8
Long-term debt (including current portion of long-term debt)		347,156.9		582,379.0		—		929,535.9

Total	Rs.	347,156.9	Rs.	746,003.8	Rs.	—	Rs.	1,093,160.7

	US$	4,588.1	US$	9,859.4	US$	—	US$	14,447.5

	As at March 31, 2019
	Level 1		Level 2		Level 3		Total
	(In millions)
Financial assets not measured at fair value
Finance receivables		—		—		334,290.5		334,290.5
Other investments		77,455.1		—		38.8		77,493.9

Total	Rs.	77,455.1	Rs.	—	Rs.	334,329.3	Rs.	411,784.4

	US$	1,120.0	US$	—	US$	4,834.5	US$	5,954.5

Financial liabilities not measured at fair value
Short-term debt (excluding current portion of long-term debt)		—		201,502.6		—		201,502.6
Long-term debt (including current portion of long-term debt)		352,851.5		474,906.0		—		827,757.5

Total	Rs.	352,851.5	Rs.	676,408.6	Rs.	—	Rs.	1,029,260.1

	US$	5,102.3	US$	9,781.2	US$	—	US$	14,883.5

The short-term financial assets and liabilities are stated at amortized cost which is approximately equal to their fair value.
Derivatives are fair valued using market observable rates and published prices together with forecast cash flow information where applicable.
The fair value of finance receivables has been estimated by discounting expected cash flows using rates at which loans of similar credit quality and maturity would be made and internal assumptions such as expected credit losses and estimated collateral value for repossessed vehicles as at March 31, 2020 and 2019. Since unobservable inputs are applied, finance receivables are classified in Level 3.
Equity are carried at their fair values, which are generally based on market price quotations. The fair value in respect of the unquoted equity investments cannot be reliably measured.
The fair value of borrowings which have a quoted market price in an active market is based on its market price and for other borrowings the fair value is estimated by discounting expected future cash flows, using a discount rate equivalent to the risk-free rate of return, adjusted for the credit spread considered by the lenders for instruments of similar maturity.
Costs of certain unquoted equity instruments has been considered as an appropriate estimate of fair value because of a wide range of possible fair value measurements and cost represents the best estimate of fair value within that range. These investments in equity instruments are not held for trading. Instead, they are held for medium or long-term strategic purpose. Upon the application of IFRS 9, the Company has chosen to designate these investments in equity instruments as at FVTOCI as the management believe that this provides a more meaningful presentation for medium or long-term strategic investments, than reflecting changes in fair value immediately in profit or loss.
Management uses its best judgment in estimating the fair value of its financial instruments. However, there are inherent limitations in any estimation technique. Therefore, for substantially all financial instruments, the fair value estimates presented above are not necessarily indicative of all the amounts that the Company could have realized or paid in sale transactions as of respective dates. As such, the fair value of the financial instruments subsequent to the respective reporting dates may be different from the amounts reported at each year end.

Offsetting
Certain financial assets and financial liabilities are subject to offsetting where there is currently a legally enforceable right to set off recognized amounts and the Company intends to either settle on a net basis, or to realize the asset and settle the liability, simultaneously.
Certain derivative financial assets and financial liabilities are subject to master netting arrangements, whereby in the case of insolvency, derivative financial assets and financial liabilities will be settled on a net basis.

The following table discloses the amounts that have been offset, in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2020:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	46,824.6	Rs.	—	Rs.	46,824.6	Rs.	(36,314.6)	Rs.	—	Rs.	10,510.0
Trade receivables		113,051.3		(1,324.4)		111,726.9		—		—		111,726.9
Cash and cash equivalents		251,125.0		(66,447.0)		184,678.0		—		—		184,678.0

Total	Rs.	411,000.9	Rs.	(67,771.4)	Rs.	343,229.5	Rs.	(36,314.6)	Rs.	—	Rs.	306,914.9

	US$	5,431.9	US$	(895.7)	US$	4,536.2	US$	(479.9)	US$	—	US$	4,056.3

Financial liabilities
Derivative financial instruments	Rs.	75,364.7	Rs.	—	Rs.	75,364.7	Rs.	(36,314.6)	Rs.	—	Rs.	39,050.1
Accounts payable		706,996.3		(1,324.4)		705,671.9		—		—		705,671.9
Loans from banks/financial institutions (short-term)		161,422.6		(66,447.0)		94,975.6		—		—		94,975.6

Total	Rs.	943,783.6	Rs.	(67,771.4)	Rs.	876,012.2	Rs.	(36,314.6)	Rs.	—	Rs.	839,697.6

	US$	12,473.2	US$	(895.7)	US$	11,577.5	US$	(479.9)	US$	—	US$	11,097.6

The following table discloses the amounts that have been offset in arriving at the balance sheet presentation and the amounts that are available for offset only under certain conditions as at March 31, 2019:

	Gross amount recognized		Gross amount recognized as set off in the balance sheet		Net amount presented in the balance sheet		Amounts subject to an enforceable master netting arrangement				Net amount after offsetting
Financial assets							Financial instruments		Cash collateral
	(In millions)
Derivative financial instruments	Rs.	21,466.8	Rs.	—	Rs.	21,466.8	Rs.	(17,173.7)	Rs.	—	Rs.	4,293.1
Trade receivables		191,052.4		(1,090.7)		189,961.7		—		—		189,961.7
Cash and cash equivalents		254,334.7		(38,736.7)		215,598.0		—		—		215,598.0

Total	Rs.	466,853.9	Rs.	(39,827.4)	Rs.	427,026.5	Rs.	(17,173.7)	Rs.	—	Rs.	409,852.8

	US$	6,750.9	US$	(575.9)	US$	6,175.0	US$	(248.3)	US$	—	US$	5,926.7

Financial liabilities
Derivative financial instruments	Rs.	74,049.7	Rs.	—	Rs.	74,049.7	Rs.	(17,173.7)	Rs.	—	Rs.	56,876.0
Accounts payable		760,772.4		(1,090.7)		759,681.7		—		—		759,681.7
Loans from banks/financial institutions (short-term)		129,983.7		(38,736.7)		91,247.0		—		—		91,247.0

Total	Rs.	964,805.8	Rs.	(39,827.4)	Rs.	924,978.4	Rs.	(17,173.7)	Rs.	—	Rs.	907,804.7

	US$	13,951.5	US$	(575.9)	US$	13,375.4	US$	(248.3)	US$	—	US$	13,127.1

(b)	Transfer of financial assets
The Company transfers finance receivables in securitization transactions and direct assignments. In such transactions the Company surrenders control over the receivables, though it continues to act as an agent for the collection of receivables. In most of these transactions, the Company also provides credit enhancements to the transferee.
Because of the existence of credit enhancements in such transactions, the Company continues to have the obligation to pay to the transferee, limited to the extent of credit enhancement, even if it does not collect the equivalent amounts from the original asset and continues to retain substantially all risks and rewards associated with the receivables, and hence, such transfer or assignment does not meet the derecognition criteria resulting into the transfer not being recorded as sale. Consequently, the proceeds received from the transfer are recorded as collateralized debt obligation.
Further the Company transfers certain trade receivables under the debt factoring arrangements. These do not qualify for derecognition, due to the recourse arrangement in place. Consequently the proceeds received from transfer are recorded as loans from banks / financial institutions and classified under short-term borrowings.
The carrying amount of trade receivables and finance receivables along with the associated liabilities is as follows:

	As at March 31,
	2020				2020					2019
Nature of Asset	Carrying amount of asset sold		Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities		Carrying amount of asset sold			Carrying amount of associated liabilities
	(In millions)
Trade receivables	US$	—	US$	—	Rs.	—		Rs.	—	Rs.	10,314.6		Rs.	10,314.6
Finance receivables	US$	562.7	US$	559.0	Rs.	42,573.7	*	Rs.	42,299.4	Rs.	30,338.3	*	Rs.	30,473.3

*	Net of provision of Rs. 493.8 million and Rs. 380.3 million as at March 31, 2020 and 2019, respectively.

(c)	Cash flow hedges
The Group has a number of financial instruments in a hedging relationship. The Group uses both foreign currency forward and option contracts, cross currency interest rate swaps and other currency options to hedge changes in future cash flows as a result of foreign currency and interest rate risk arrising from sales and purchases and repayment of foreign currency bonds. The Group has also designated some of its U.S. dollar denominated bonds as hedging instruments in a cash flow hedging relationship to hedge the changes in future cash flows as a result of foreign currency risk arrising from future anticipated sales.
The Group also has a number of foreign currency options and other currency options, which are entered into as an economic hedge of the financial risks of the Company. These contracts do not meet the hedge accounting criteria of IFRS 9, hence the change in fair value of these derivatives are recognized in the income statement.
Options are designated on spot discounted basis. The time value of options are identified as cost of hedge. Changes in the time value of options are recognized in cost of hedge reserve. Changes in the spot intrinsic value of options is recognized in hedge reserve. Changes in fair value arising from own and counterparty credit risk in options and forward exchange contracts are considered ineffective in the hedge relationship and thus the change in fair value of forward exchange contracts attributable to changes in credit spread are recognized in the income statement. Cross currency basis spread was historically included in the hedging relationship. Cross currency basis spread arising from forward exchange contarcts is identified as cost of hedge and accordignly changes in fair value attributable to this is recognized in cost of hedge reserve.

Changes in fair value of foreign currency derivative and bonds, to the extent determined to be an effective hedge, is recognized in other comprehensive income and the ineffective portion of the fair value change is recognized in the income statement. The fair value gain/losses recorded in hedge reserve and cost of hedge reserve is recognized in the income statement when the forecasted transactions occur. The accumulated gain/losses in hedge reserve and cost of hedge reserve are expected to be recognized in the income statement during the years ending March 31, 2020 to 2024.

	Year ended March 31,
	2020		2020		2019		2018
	(In millions)
Fair value gain/(loss) of foreign currency derivative contracts recognized in Hedging reserve	US$	(317.1)	Rs.	(23,993.3)	Rs.	(80,992.4)	Rs.	94,016.9
Fair value gain/(loss) of foreign currency bonds recognized in Hedging reserve		(8.2)		(618.3)		(9,429.1)		12,435.2
Fair value gain/(loss) of cross currency interest rate swaps entered for cash flow hedges of repayment of foreign currency denominated borrowings recognized in Hedging reserve		(10.8)		(818.9)		446.0		(359.0)
Fair value gain/(loss) of interest rate swaps entered for cash flow hedges of payment of interest on borrowings that are benchmarked to libor		(2.0)		(152.9)		(595.7)		—

Gain/(loss) recognized in equity	US$	(338.1)	Rs.	(25,583.4)	Rs.	(90,571.2)	Rs.	106,093.1

Gain/(loss) reclassified from Hedging reserve and recognized in ‘Revenue’ in the income statement on occurance of forecast sales	US$	(667.6)	Rs.	(50,511.8)	Rs.	(79,529.5)	Rs.	(118,767.0)
Gain/(loss) reclassified out of Hedging reserve and recorded in ‘Raw materials, components and consumables’ in the income statement when forecast purchases affect income statement		—		—		—		15,674.8
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement on account of forecast transactions no longer expected to occur		2.0		147.8		(1,033.4)		555.5
Gain/(loss) reclassified from Hedging reserve and recognized in ‘Foreign exchange (gain)/loss (net)’ in the income statement for repayment of foreign currency denominated borrowings recognized in hedging reserve		15.9		1,203.5		—		—

Gain/(loss) reclassified from equity to the income statement	US$	(649.7)	Rs.	(49,160.5)	Rs.	(80,562.9)	Rs.	(102,536.7)

(d)	Financial risk management
In the course of its business, the Company is exposed primarily to fluctuations in foreign currency exchange rates, interest rates, equity prices, liquidity and credit risk, which may adversely impact the fair value of its financial instruments.
The Company has a risk management policy which not only covers the foreign exchange risks but also other risks associated with the financial assets and liabilities such as interest rate risks and credit risks. The risk management policy is approved by the board of directors. The risk management framework aims to:

•	Create a stable business planning environment by reducing the impact of currency and interest rate fluctuations on the Company’s business plan.

•	Achieve greater predictability to earnings by determining the financial value of the expected earnings in advance.

(i)	Market risk
Market risk is the risk of any loss in future earnings, in realizable fair values or in future cash flows that may result from a change in the price of a financial instrument. The value of a financial instrument may change as a result of changes in the interest rates, foreign currency exchange rates, equity price fluctuations, liquidity and other market changes. Future specific market movements cannot be normally predicted with reasonable accuracy.
(i)–(a) Foreign currency exchange rate risk:
The fluctuation in foreign currency exchange rates may have potential impact on the income statement and equity, where any transaction references more than one currency or where assets/liabilities are denominated in a currency other than the functional currency of the respective consolidated entities.
Considering the countries and economic environment in which the Company operates, its operations are subject to risks arising from fluctuations in exchange rates in those countries. The risks primarily relate to fluctuations in U.S. dollar, GBP, Chinese renminbi, Japanese yen, Singapore dollar and Euro, against the respective functional currencies of Tata Motors Limited and its subsidiaries.
The Company, as per its risk management policy, uses foreign exchange and other derivative instruments primarily to hedge foreign exchange and interest rate exposure. Furthermore, any movement in the functional currencies of the various operations of the Company against major foreign currencies may impact the Company’s revenues from its international operations. Any weakening of the functional currency may impact the Company’s cost of imports and cost of borrowings and consequently may increase the cost of financing the Company’s capital expenditures.
The Company evaluates the impact of foreign exchange rate fluctuations by assessing its exposure to exchange rate risks. It hedges a part of these risks by using derivative financial instruments in accordance with its risk management policies.
The foreign exchange rate sensitivity is calculated for each currency by aggregation of the net foreign exchange rate exposure of a currency and a simultaneous parallel foreign exchange rates shift in the foreign exchange rates of each currency by 10%.

The following analysis is based on the gross exposure as of the relevant balance sheet dates, which could affect the income statement. There is no exposure to the income statement on account of translation of financial statements of consolidated foreign entities. Furthermore, the exposure as indicated below is mitigated by some of the derivative contracts entered into by the Company as disclosed at clause (iv) below.
The following table sets forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2020:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Canadian dollar		Others*		Total
	(In millions)
Financial assets	Rs.	185,949.4	Rs.	114,145.3	Rs.	45,268.6	Rs.	13,133.8	Rs.	15,354.1	Rs.	24,122.7	397,973.9
Financial liabilities	Rs.	400,452.8	Rs.	409,942.4	Rs.	49,092.8	Rs.	62,634.1	Rs.	7,581.2	Rs.	30,946.8	960,650.1

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Thai baht, Japanese Yen and Korean won.
The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2020:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Decrease by Rs. (39,797.4) million	Decrease by Rs. (96,065.0) million	Decrease by Rs. (7,562.8) million
Depreciation in foreign currencies by 10%	Increase by Rs. 39,797.4 million	Increase by Rs. 96,065.0 million	Increase by Rs. 7,562.8 million
The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2019:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	227,659.7	Rs.	125,940.9	Rs.	19,853.1	Rs.	16,006.7	Rs.	3,398.6	Rs.	27,184.6	420,043.6
Financial liabilities	Rs.	390,892.0	Rs.	322,260.4	Rs.	38,501.1	Rs.	59,269.8	Rs.	4,405.9	Rs.	28,285.3	843,614.5

*	Others mainly include currencies such as the Russian rouble, Singapore dollars, Swiss franc, Australian dollars, South African rand, Singapore dollars, Thai baht and Korean won.
The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2019:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Decrease by Rs. (42,004.4) million	Decrease by Rs. (77,446.6) million	Decrease by Rs. (6,914.9) million
Depreciation in foreign currencies by 10%	Increase by Rs. 42,004.4 million	Increase by Rs. 77,446.6 million	Increase by Rs. 6,914.9 million
The following table set forth information relating to foreign currency exposure (other than risk arising from derivatives disclosed at clause (iv) below) as at March 31, 2018:

	U.S. dollar		Euro		Chinese Renminbi		GBP		Japanese Yen		Others*		Total
	(In millions)
Financial assets	Rs.	135,310.7	Rs.	128,171.7	Rs.	49,977.2	Rs.	15,115.0	Rs.	4,750.2	Rs.	41,652.4	374,977.2
Financial liabilities	Rs.	369,091.0	Rs.	311,926.9	Rs.	53,989.1	Rs.	63,716.6	Rs.	5,456.5	Rs.	35,389.5	839,569.6

*	Others mainly include currencies such as the Russian rouble, Swiss franc, Australian dollars, South African rand, Singapore Dollars, Thai baht and Korean won.

The table below outlines the effect change in foreign currencies exposure for the year ended March 31, 2018:

Change in assumption	Impact on Company’s net income before tax for financial assets	Impact on Company’s net income before tax for financial liabilities	Impact on Company’s other comprehensive income for financial liabilities
Appreciation in foreign currencies by 10%	Decrease by Rs. (37,497.7) million	Decrease by Rs. (72,790.6) million	Decrease by Rs. (11,166.4) million
Depreciation in foreign currencies by 10%	Increase by Rs. 37,497.7 million	Increase by Rs. 72,790.6 million	Increase by Rs. 11,166.4 million
(Note: The impact is indicated on the income/loss before tax basis).

(i) – (b) Interest rate risk
Interest rate risk is measured by using the cash flow sensitivity for changes in variable interest rates. Any movement in the reference rates could have an impact on the Company’s cash flows as well as costs.
The Company is subject to variable interest rates on some of its interest bearing liabilities. The Company’s interest rate exposure is mainly related to debt obligations. The Company also uses a mix of interest rate sensitive financial instruments to manage the liquidity and fund requirements for its day to day operations like short term non-convertible
bonds and short term loans.
In its financing business, the Company enters into transactions with customers which primarily result in receivables at fixed rates. In order to manage this risk, the Company has a policy to match funding in terms of maturities and interest rates and also for certain part of the portfolio, the Company does not match funding with maturities, in order to take advantage of market opportunities.
The Company also enters into arrangements of securitization of receivables in order to reduce the impact of interest rate movements. Further, the Company also enters in to interest rate swap contracts with banks to manage its interest rate risk.
As at March 31, 2020, 2019 and 2018, financial liability of Rs. 450,211.5 million, Rs. 302,786.3 million and Rs. 210,182.8 million, respectively, was subject to variable interest rates. Increase/decrease of 100 basis points in interest rates at the balance sheet date would result in an impact (decrease/increase in case of net income) of Rs. 4,502.1 million, Rs. 3,027.9 million and Rs. 2,101.8 million on income for the years ended March 31, 2020, 2019 and 2018, respectively.
The model assumes that interest rate changes are instantaneous parallel shifts in the yield curve. Although some assets and liabilities may have similar maturities or periods to re-pricing,
these may not react correspondingly to changes in market interest rates. Also, the interest rates on some types of assets and liabilities may fluctuate with changes in market interest rates, while interest rates on other types of assets may change with a lag.
The risk estimates provided assume a parallel shift of 100 basis points interest rate across all yield curves. This calculation also assumes that the change occurs at the balance sheet date and has been calculated based on risk exposures outstanding as at that date. The period end balances are not necessarily representative of the average debt outstanding during the period.
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.
(Note: The impact is indicated on the income/loss before tax basis).
The Company uses cross currency interest rate swaps to hedge some of its exposure to interest rate arising from variable rate foreign currency denominated debt.
The Company uses cross currency interest rate swaps to hedge some of its exposure to interest rate arising from variable rate foreign currency denominated debt. The Company and its subsidiaries also uses cross currency interest rate swaps to convert some of its foreign currency denominated fixed rate debt to floating rate debt.
(i) – (c) Equity Price risk
Equity Price Risk is related to the change in market reference price of the investments in equity securities.
The fair value of some of the Company’s investments in equity securities exposes the Company to equity price risks. In general, these securities are not held for trading purposes. These investments are subject to changes in the market price of securities. The fair value of quoted equity securities measured at
FVOCI/available-for-sale
equity securities as at March 31, 2020, 2019 and 2018, was Rs. 1,586.8 million, Rs. 3,043.1 million and Rs. 3,404.8 million, respectively. A 10% change in equity prices of quoted equity securities measured at FVOCI /
available-for-sale
securities held as at March 31, 2020, 2019 and 2018, would result in an impact of Rs. 158.7 million, Rs. 304.3 million and Rs. 340.5 million on equity, respectively.
The fair value of some of the Company’s investments in quoted equity securities measured at FVTPL as of March 31, 2020 and 2019, was Rs. 1,577.8 million and Rs. 4,231.4 , respectively. A 10% change in prices of these securities measured at FVTPL held as of March 31, 2020 and 2019, would result in an impact of Rs. 157.8 million and Rs. 423.1 on income statement, respectively.
(Note: The impact is indicated on equity before consequential tax impact, if any).

(ii)    Credit risk
Credit risk is the risk of financial loss arising from counterparty failure to repay or service debt according to the contractual terms or obligations. Credit risk encompasses both the direct risk of default and the risk of deterioration of creditworthiness as well as concentration risks.
Financial instruments that are subject to concentrations of credit risk, principally consist of investments in debt instruments, trade receivables, finance receivables, loans and advances and derivative financial instruments. None of the financial instruments of the Company result in material concentrations of credit risks.
Exposure to credit risk
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk was Rs. 983,045.4 million as at March 31, 2020 and Rs. 1,028,129.9 million as at March 31, 2019, being the total of the carrying amount of balances with banks, short term deposits with banks, trade receivables, finance receivables, margin money and other financial assets excluding equity investments.
Financial assets that are neither past due nor impaired
None of the Company’s cash equivalents, including time deposits with banks, are past due or impaired. Regarding trade receivables and other receivables, and other loans or receivables that are neither impaired nor past due, there were no indications as at March 31, 2020, that defaults in payment obligations will occur.
Credit quality of financial assets and impairment loss
The ageing of trade receivables and finance receivables as of balance sheet date is given below. The age analysis have been considered from the due date.

	As at March 31,
	2020		2020		2020		2020		2020		2020			2019		2019		2019
Trade receivables	Gross		Allowance		Net		Gross		Allowance		Net			Gross		Allowance		Net
	(In millions)
Period (in months)
Not due	US$	1,083.6	US$	(4.4)	US$	1,079.2	Rs.	81,991.8	Rs.	(330.3)	Rs.	81,661.5		Rs.	150,898.8	Rs.	(324.1)	Rs.	150,574.7
Overdue up to 3 months		261.7		(2.2)		259.5		19,802.0		(163.8)		19,638.2			31,086.5		(131.0)		30,955.5
Overdue 3-6 months		48.1		(4.9)		43.2		3,635.8		(372.1)		3,263.7			2,516.9		(183.7)		2,333.2
Overdue more than 6 months		230.5		(135.8)		94.7		17,437.3		(10,273.8)		7,163.5	*		15,160.5		(9,062.2)		6,098.3

Total	US$	1,623.9	US$	(147.3)	US$	1,476.6	Rs.	122,866.9	Rs.	(11,140.0)	Rs.	111,726.9		Rs.	199,662.7	Rs.	(9,701.0)	Rs.	189,961.7

*
Trade receivables overdue more than six months include Rs. 4,713.5 million as at March 31, 2020 (Rs. 5,130.8 million as at March 31, 2019) outstanding from state government organizations in India, which are considered recoverable.

The Company makes allowances for losses on its portfolio of finance receivable on the basis of expected future collection from receivables. The future collection are estimated on the basis of statistical analysis that, among other factors, require assessment of significant increase in credit risk and analysis of historical delinquency for determining of probability of default (PD), credit loss experience for determining of loss given default (LGD) and impact of macro-economic factors like GDP growth, fuel price and inflation.

	As at March 31,
	2020		2020		2020		2020		2020		2020		2019		2019		2019
Finance receivables #	Gross		Allowance		Net		Gross		Allowance		Net		Gross		Allowance		Net
	(In millions)
Period (in months)
Not due*	US$	4,024.2	US$	(69.9)	US$	3,954.3	Rs.	304,484.6	Rs.	(5,290.4)	Rs.	299,194.2	Rs.	336,349.5	Rs.	(6,082.0)	Rs.	330,267.5
Overdue up to 3 months		95.7		(4.2)		91.5		7,243.0		(314.3)		6,928.7		4,294.7		(194.4)		4,100.3
Overdue more than 3 months		73.7		(12.0)		61.7		5,576.8		(909.0)		4,667.8		3,933.2		(2,054.1)		1,879.1

Total	US$	4,193.6	US$	(86.1)	US$	4,107.5	Rs.	317,304.4	Rs.	(6,513.7)	Rs.	310,790.7	Rs.	344,577.4	Rs.	(8,330.5)	Rs.	336,246.9

*	Allowance in the “Not due” category includes allowance against installments pertaining to impaired finance receivables which have not yet fallen due.
#	Finance receivables originated in India.

(iii)	Liquidity risk
Liquidity risk refers to the risk that the Company cannot meet its financial obligations. The objective of liquidity risk management is to maintain sufficient liquidity and ensure that funds are available for use as per requirements.
The Company has obtained fund and
non-fund
based working capital lines from various banks. Furthermore, the Company has access to funds from debt markets through commercial paper programs, non-convertible
debentures, senior notes and other debt instruments. The Company invests its surplus funds in bank fixed deposit and liquid and liquid plus schemes of mutual funds, which carry no/low mark to market risks. The Company has also invested 15% of the non-convertible
debentures (issued by the Company) falling due for repayment in the next 12 months in bank deposits, to meet the regulatory norms of liquidity requirements.
The Company also constantly monitors funding options available in the debt and capital markets with a view to maintaining financial flexibility.
The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2020:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	733,385.2	Rs.	733,385.2	Rs.	—	Rs.	—	Rs.	—	Rs.	733,385.2	US$	9,692.5
Borrowings and interest thereon		1,200,852.4		406,533.1		214,289.0		547,623.3		205,702.1		1,374,147.5		18,160.9
Lease liabilities		59,771.2		13,126.7		10,626.1		23,052.1		49,120.7		95,925.6		1,267.8
Other financial liabilities		55,076.2		49,050.2		2,023.3		4,069.5		625.2		55,768.2		737.0
Derivative liabilities		75,364.7		46,351.5		25,461.1		13,616.1		2,193.8		87,622.5		1,158.0

Total	Rs.	2,124,449.7	Rs.	1,248,446.7	Rs.	252,399.5	Rs.	588,361.0	Rs.	257,641.8	Rs.	2,346,849.0	US$	31,016.2

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	42,299.4	Rs.	24,451.3	Rs.	14,942.0	Rs.	7,179.5	Rs.	46,572.8	US$	615.5

The table below provides details regarding the contractual maturities of financial liabilities, including estimated interest payments as at March 31, 2019:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Due after 5 th Year		Total contractual cash flows
			(In millions)
Financial liabilities
Accounts payable and acceptances	Rs.	791,452.9	Rs.	791,452.9	Rs.	—	Rs.	—	Rs.	—	Rs.	791,452.9	US$	11,444.6
Borrowings and interest thereon		1,070,506.5		398,168.8		184,162.3		438,942.3		195,065.9		1,216,339.3		17,588.6
Other financial liabilities		48,512.5		45,648.1		1,068.5		1,887.4		3,563.2		52,167.2		754.4
Derivative liabilities		74,049.7		47,425.3		28,341.0		13,643.1		3,001.4		92,410.8		1,336.3

Total	Rs.	1,984,521.6	Rs.	1,282,695.1	Rs.	213,571.8	Rs.	454,472.8	Rs.	201,630.5	Rs.	2,152,370.2	US$	31,123.9

Contractual maturities of borrowings includes cash flows relating to collateralized debt obligations. This represents the amount received against the transfer of finance receivables in securitization transactions and/or direct assignments, which do not qualify for derecognition. The liability of the Company in such cases is limited to the extent of credit enhancements provided. The contractual maturities of such collateralized debt obligations are as follows:

	Carrying amount		Due in 1 st Year		Due in 2 nd Year		Due in 3 rd to 5 th Year		Total contractual cash flows
	(In millions)
Collateralized debt obligations	Rs.	30,473.3	Rs.	14,824.2	Rs.	10,134.0	Rs.	5,515.1	Rs.	30,473.3	US$	440.7

(iv)	Derivative financial instruments and risk management
The Company has entered into variety of foreign currency, interest rates and commodity forward contracts and options to manage its exposure to fluctuations in foreign exchange rates, interest rates and commodity price risk. These financial exposures are managed in accordance with the Company’s risk management policies and procedures.
The Company also enters into interest rate swaps and interest rate currency swap agreements, mainly to manage exposure on its fixed rate or variable rate debt. The Company uses interest rate derivatives or currency swaps to hedge exposure to exchange rate fluctuations on principal and interest payments for borrowings denominated in foreign currencies.
Specific transactional risks include risks like liquidity and pricing risks, interest rate and exchange rate fluctuation risks, volatility risks, counterparty risks, settlement risks and gearing risks.
Fair value of derivative financial instruments are determined using valuation techniques based on information derived from observable market data.
The fair value of derivative financial instruments is as follows:

	As at March 31,
	2020		2020		2019
	(In millions)
Foreign currency forward exchange contracts and options	US$	(325.6)	Rs.	(24,631.9)	Rs.	(52,426.5)
Commodity Derivatives		(84.5)		(6,394.7)		1,019.5
Others including interest rate and currency swaps		32.9		2,486.5		(1,175.9)

Total	US$	(377.2)	Rs.	(28,540.1)	Rs.	(52,582.9)

The gain/loss in foreign currency derivatives which are not hedge accounted, recognized in “Foreign exchange (gain) / loss(net) in the income statement was Rs. 5,995.3 million (loss), Rs. 2,883.7 million (gain) and Rs. 2,187.9 million (gain) for the years ended March 31, 2020, 2019 and 2018 , respectively.
The gain/(loss) on commodity derivative contracts, recognized in the income statement was Rs. 6,881.8 million (loss) , Rs. 847.4 million (gain) and Rs. 2,146.3 million (gain) for the years ended March 31, 2020, 2019 and 2018, respectively.

	As at March 31,
	2020		2020		2019		2018
	(In millions)
10% depreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	719.8	Rs.	54,467.4	Rs.	2,136.0	Rs.	71,814.7
Gain/(loss) in statement of Profit and loss	US$	(116.9)	Rs.	(8,848.9)	Rs.	925.0	Rs.	(7,371.1)
10% Appreciation of foreign currency:
Gain/(loss) in hedging reserve	US$	(712.8)	Rs.	(53,930.9)	Rs.	(2,335.1)	Rs.	(83,992.3)
Gain/(loss) in statement of Profit and loss	US$	140.8	Rs.	10,651.7	Rs.	6.7	Rs.	10,373.6
In respect of the Company’s commodity derivative contracts, a 10% depreciation/appreciation of all commodity prices underlying such contracts, would have resulted in an approximate gain/(loss) of (Rs. 4,583.2 million)/Rs. 4,583.2 million, (Rs. 4,797.9 million)/Rs. 4,797.9 million and (Rs. 4,614.2 million)/Rs. 4,614.2 million in the income statement for the years ended March 31, 2020, 2019 and 2018, respectively.
Exposure to gain/loss on derivative instruments offset to some extent the exposure to foreign currency risk, interest rate risk as disclosed above.
(Note: The impact is indicated on the income/loss before tax basis).

Disclosure on Financials instruments designated as hedging instrument in cashflow hedge
The details of cash flow hedges entered by the Company to hedge interest rate risk arising on floating rate borrowings and by one of the Company’s subsidiaries to hedge the currency fluctuation of its functional currency (GBP) against foreign currencies to hedge future cash flows arising from revenue and cost of materials is as follows:
Outstanding contracts

	Average strike rate		Nominal amounts						Carrying value
	(in GBP)		(in millions)						(in millions)
	as at March 31 ,		as at March 31 ,						as at March 31 ,
	2020	2019	2020		2020		2019		2020		2020		2019
Foreign currency forwards
Cash flow hedges - USD
Sell - USD/ Buy - GBP
<1 year	0.7229	0.6756	US$	2,388.6		Rs.165,182.1		Rs.143,368.6	US$	(212.3)	Rs.	(14,684.9)	Rs.	(16,706.3)
Between 1-5 years	0.7649	0.6989		6,895.2		476,839.4		181,924.8		(257.0)		(17,771.6)		(10,318.2)

Cash flow hedges - Chinese Yuan
Sell - Chinese Yuan /Buy - GBP
<1 year	0.1086	0.1054		2,165.4		149,748.9		192,968.4		(79.8)		(5,518.54)		(13,848.0)
Between 1-5 years	0.1096	0.1075		1,608.2		111,212.6		117,573.1		(27.1)		(1,870.7)		(3,892.0)
Cash flow hedges -Euro
Buy - Euro / Sell - GBP
<1 year	0.9109	0.8823		3,563.9		246,463.7		326,652.4		1.4		93.5		1,267.1
Between 1-5 years	0.9101	0.9192		4,577.0		316,521.1		364,757.3		(23.0)		(1,590.1)		(6,607.3)

Cash flow hedges - Other
<1 year	0.0000	0.0000		1,224.0		84,648.8		162,918.9		69.3		4,793.2		181.0
Between 1-5 years	0.0000	0.0000		1,674.4		115,795.8		79,830.3		52.7		3,647.8		995.6

Cash flow hedges of foreign exchange risk on recognized debt
Cross currency interest rate swaps
Buy - USD / Sell - GBP
>5 years	0.7592	0.7592		513.5		35,507.8		34,359.8		76.6		5,295.3		1,004.7
Buy- Euro / Sell - GBP
>5 years	0.8912	0.8912		602.7		41,680.4		40,332.8		4.2		290.8		(1,330.5)
Buy - USD / Sell- INR
>5 years	83.5200	—		649.0		44,882.9		—		94.7		6,549.9		—

Total foreign currency derivative instruments			US$	25,861.9	Rs.	1,788,483.5	Rs.	1,644,686.4	US$	(300.3)	Rs.	(20,765.3)	Rs.	(49,253.9)

Debt instruments denominated in foreign currency
USD
< 1 year	—	0.736	US$	—	Rs.	—	Rs.	556,467.1	US$	—	Rs.	—	Rs.	(69,148.8)

Total debt instruments denominated in foreign currency			US$	—	Rs.	—	Rs.	556,467.1	US$	—	Rs.	—	Rs.	(69,148.8)

Cash flow hedges of interest rate risk arising on floating rate borrowings
	Average strike rate		Nominal amounts		Carrying value
			(USD in million)		(in millions)
	as at March 31		as at March 31		as at March 31
	2020	2019	2020	2019	2020		2020		2019
Interest rate swaps linked to LIBOR
>5 years	2.86%	2.86%	237.5	237.5	US$	(31.7)	Rs.	(2,190.8)	Rs.	(575.7)

Total derivatives designated in hedge relationship					US$	(332.0)	Rs.	(22,956.1)	Rs.	(49,829.6)
Total debt instruments designated in hedge relationship					US$		Rs.	—	Rs.	(69,148.8)